Debt	3 Months Ended
Jun. 30, 2012
Debt:
Debt Disclosure

In October 2011, the Company entered into an arrangement with CF Consulting, LLC in which the Company promised to pay an aggregate of $37,973 which is comprised of $37,500, the original principal balance from a prior note, and accrued interest of $473 also relating to the prior note. The Company recorded the note issuances as consulting expenses of $37,973 in the consolidated statement of operations. Interest was payable at 5% per annum on the principal balance due in a lump sum at December 1, 2013.  The indebtedness, including accrued but unpaid interest, was convertible into common stock at $.02 per share. The convertible note had a beneficial conversion feature, resulting in a debt discount of $37,500 to be amortized to interest expense over the life of the note. In March, 2012, CF Consulting, LLC sold the convertible note to Crystal Falls Investments, LLC and the Company issued a replacement note on the same terms to Crystal Falls for $37,973, including interest of $473 to the date of the new note, except that the interest rate on the new note was increased from 5 to 8 percent.  Additional interest accrued on the prior note of $940 was transferred to Crystal Falls and remains outstanding. The Company has accrued interest of $1,697 on the note for the period from inception (April 27, 2011) to June 30, 2012.  The conversion rate under the new note was a fixed rate of $0.02 per share, which was the fair market value of the Company’s common stock on the date of the note. The remaining debt discount of $29,166 of the prior note was cancelled and charged to interest expense.

In February 2012, the Company borrowed the sum of $12,500 from Crystal Falls and issued a convertible promissory note for that amount, plus interest, due in a lump sum at February 28, 2014.  The indebtedness, including accrued but unpaid interest, is convertible into common stock at $.01 per share. The Company accrued interest of $359 on the note for the period from inception (April 27, 2011) to June 30, 2012. The conversion rate under the new note was a fixed rate of $0.01 per share, which was the fair market value of the Company’s common stock on the date of the note.

In March 2012, the Company borrowed the sum of $12,500 from Crystal Falls and issued our convertible promissory note for that amount, plus interest, due in a lump sum at June 30, 2014. Interest is payable at 8% per annum on the principal balance.  The indebtedness, including accrued but unpaid interest, is convertible into common stock at $.01 per share. The Company accrued interest of $332 on the note for the period from inception (April 27, 2011) to June 30, 2012. The conversion rate under the new note was a fixed rate of $0.01 per share, which was the fair market value of the Company’s common stock on the date of the note.